Convertible Promissory Notes (Details) - Leafly Holdings, Inc.[Member] - USD ($)	1 Months Ended	2 Months Ended	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2021	Dec. 31, 2020	Jun. 30, 2021	Dec. 31, 2019
Convertible Promissory Notes (Details) [Line Items]
Series of convertible promissory notes issued				$ 4,650		$ 6,520
Debt instrument interest rate				8.00%
Debt instrument term				2 years
Purchase of equity securities				$ 30,000
Conversion price, percentage				75.00%
Total number of shares outstanding on a fully diluted basis				$ 300,000
Convertible promissory notes description		the Company issued additional convertible promissory notes totaling $7,500 to Merida Capital, an affiliate of Merida. As of September 30, 2021, the cumulative amount raised through the 2021 Notes is $31,470, and the cumulative amount held by Merida is $15,000. These notes are subject to the same interest rate, maturity, and conversion terms of the existing series of 2021 Notes; however, they are subject to unique repayment terms under certain conditions. If the transactions contemplated by the merger agreement are not completed on or prior to May 16, 2022 other than as a result of market conditions, the failure to receive any required approvals or any events, circumstances or actions outside of the control of Leafly or Merida, Merida may request repayment of all $15,000 outstanding convertible promissory notes held by them plus accrued interest. If the transactions contemplated by the merger agreement do not close by such date as a result of any of the foregoing reasons, Merida can request repayment of all outstanding convertible promissory notes plus accrued interest held by them on November 16, 2022.
2021 Notes [Member]
Convertible Promissory Notes (Details) [Line Items]
Series of convertible promissory notes issued					$ 23,970
Debt instrument interest rate		8.00%	8.00%
Purchase of equity securities			$ 25,000
Conversion price, percentage			80.00%
Net carrying amount			$ 31,353
Unamortized issuance costs		$ 117	117
Estimated fair value of convertible debt instruments		$ 32,633	$ 32,633
2019 Notes [Member]
Convertible Promissory Notes (Details) [Line Items]
Series of convertible promissory notes issued				$ 4,650		$ 6,520
Debt instrument interest rate				8.00%
Debt instrument term				2 years
Purchase of equity securities				$ 30,000
Conversion price, percentage				75.00%
Total number of shares outstanding on a fully diluted basis				$ 300,000
Series A Preferred Stock [Member]
Convertible Promissory Notes (Details) [Line Items]
Conversion price per share (in Dollars per share)	$ 0.78
Aggregate principal balance	$ 11,170
Accrued interest	$ 693
Shares issued for convertible notes (in Shares)	15,214
Series A Preferred Stock [Member] | 2019 Notes [Member]
Convertible Promissory Notes (Details) [Line Items]
Conversion price per share (in Dollars per share)	$ 0.78
Aggregate principal balance	$ 11,170
Accrued interest	$ 693
Shares issued for convertible notes (in Shares)	15,214